Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary share subject to possible redemption	11,500,000	11,500,000
Ordinary share subject to possible redemption per share (in Dollars per share)	$ 10	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	430,000	430,000
Ordinary shares, shares outstanding	430,000	430,000
Ordinary share subject to possible redemption, par value (in Dollars per share)		$ 0.0001
Ordinary share subject to possible redemption, shares authorized		500,000,000
Ordinary share subject to possible redemption, share issued		11,500,000
Ordinary share subject to possible redemption, share outstanding		11,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	2,875,000	2,875,000
Ordinary shares, shares outstanding	2,875,000	2,875,000